CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income	$ 3,105	$ 10,157	$ 22,238
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets	23,322	23,105	24,146
Amortization of deferred drydock and special survey costs	7,928	6,870	7,280
Income tax (benefit) / expense	(3,468)	982	(3,551)
Amortization of deferred financing costs	1,275	1,002	928
Amortization of intangible assets	3,543	3,523	3,823
Accretion of Notes payable / unwinding of discount	(25)	477	0
Gain on sale of assets	(1,064)	0	0
Provision for/ (recovery of) losses on accounts receivable	569	1,304	(52)
Restricted cash	2,900	(2,900)	0
Decrease/ (increase) in accounts receivable	6,684	(8,120)	3,271
Decrease/ (increase) in prepaid expenses and other current assets	3,609	(3,558)	3,674
(Increase)/ decrease in inventories	(442)	(2,047)	6,667
Decrease/ (increase) in other long term assets	1,166	(220)	(199)
Payments for drydock and special survey costs	(3,687)	(7,220)	(9,497)
Income tax payable	30	435	0
(Decrease)/ increase in accounts payable	(9,164)	1,683	(8,039)
Increase/ (decrease) in due to/ due from affiliate companies, net	211	350	(2,079)
Increase/ (decrease) in accrued expenses	2,156	128	(1,631)
Increase/ (decrease) in deferred income	1,223	(2,708)	1,043
Increase/ (decrease) in other long term liabilities	0	(439)	503
Decrease in due to related parties	0	(3,825)	(3,540)
Net cash provided by operating activities	39,871	18,979	44,985
INVESTING ACTIVITIES:
Acquisition of vessels port terminals and other fixed assets, net	(9,932)	(4,262)	(7,881)
Deposits for vessels, port terminals and other fixed assets	(36,589)	(86,911)	(19,158)
Proceeds from Notes Receivable	200	0	0
Net cash used in investing activities	(46,321)	(91,173)	(27,039)
FINANCING ACTIVITIES:
Proceeds from Term Loan B Facility, net of deferred finance costs and discount	95,487	0	0
Proceeds from Notes Payable	709	35,306	0
Proceeds from long term debt, net of deferred finance costs	13,893	25,000	0
Repayment of long-term debt and payment of principal	(2,519)	(69)	(69)
Repayment of Notes Payable	(4,040)	(1,336)	0
Payment for acquisition of intangible asset	0	0	(6,800)
Payments of obligations under capital leases	(12,374)	(3,032)	(1,501)
Dividends paid	(70,000)	0	0
Net cash provided by/ (used in) financing activities	21,156	55,869	(8,370)
Net increase/ (decrease) in cash and cash equivalents	14,706	(16,325)	9,576
Cash and cash equivalents, beginning of year	65,182	81,507	71,931
Cash and cash equivalents, end of year	79,888	65,182	81,507
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	25,863	22,999	25,771
Non-cash investing and financing activities:
Revaluation of vessels due to termination/restructuring of capital lease obligation	5,243	0	210
Decrease in capital lease obligation due to restructuring	0	0	(210)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	0	0
Acquisition of vessels port terminals and other fixed assets, net	(843)	(472)	(710)
Deposits for vessels, port terminals and other fixed assets	$ (726)	$ (5,726)	$ (1,871)